Note 3 - Acquisitions	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Business Combination Disclosure [Text Block]
3.
Acquisitions

In
April 2014,
the Company purchased a
50%
equity interest in Truitt Bros. Inc. ("Truitt") for
$16.2
million which was accounted for as an equity investment. The purchase agreement granted the Company the right to acquire the remaining
50%
ownership of Truitt in the future under certain conditions at a predetermined price which led to the bargain purchase gain in
2018
as noted below.  On
April 3, 2017,
the Company purchased the remaining
50%
equity interest in Truitt. This was considered a step acquisition, whereby the Company remeasured the previously held investment to fair value during the first
quarter of
2018.
As a result, the Company’s
2018
net loss includes a non-taxable bargain purchase gain of
$1.8
million of which
$0.9
million was related to the remeasurement of the previously held investment. Gross profit in the first
quarter of fiscal
2018
included a charge of
$0.5
million related to the recognition of the Truitt inventory step-up through cost of sales for the portion of acquired inventory that was sold during the period. The business, based in Salem, Oregon, has two
state-of-the-art plants located in Oregon and Kentucky. The purchase price for the more recent
50%
was
$14.4
million (net of cash acquired of
$3.0
million) plus the assumption of certain liabilities. The Company had an equity method investment of
$17.4
million, so the total investment was
$34.9
million. In conjunction with the transaction closing, the Company paid off
$3.6
million of liabilities acquired. The rationale for the acquisition was twofold: (
1
) the business is a complementary fit with our existing business and (
2
) Truitt is known for its industry innovation related to packing shelf stable foods in trays, pouches and bowls. This acquisition was financed with proceeds from the Company's revolving credit facility. The purchase price to acquire Truitt Bros., Inc. was allocated based on the internally developed fair value of the assets acquired and liabilities assumed and the independent valuation of inventory, intangibles, and property, plant, and equipment. The total purchase price of
$31.8
million has been allocated as follows (in thousands):

Purchase Price (net of cash received)	$31.8

Fair values of assets acquired and liabilities assumed:
Current assets	$22.8
Other long-term assets	1.8
Property, plant and equipment	29.6
Current liabilities	(5.1)
Deferred taxes	0.2
Other long-term liabilities	(15.7)
Bargain purchase gain	(1.8)
Total	$31.8